Cash and Cash Equivalents and Restricted Cash (Details) $ in Thousands	Dec. 31, 2018 USD ($) FinancialInstitution	Dec. 31, 2017 USD ($) FinancialInstitution	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 6,684	$ 8,889
Restricted cash	260	1,550
Restricted cash, non-current	500	600
Total	7,444	11,039	$ 15,908	$ 3,354
Minimum liquidity requirements, restricted	500	500
Dry-docking reserve account	210	100
Restricted deposits pledged as collateral	50	50
Minimum liquidity requirements	4,000
Minimum liquidity requirements per owned vessel	500
Deposits made under sale and leaseback transations	$ 2,925
Restricted deposits		$ 1,500
Number of financial institutions where restricted deposits are pledged as collateral regarding credit card balances | FinancialInstitution	1	1